Manufacturing in collaboration with JAC	6 Months Ended
Jun. 30, 2025
Manufacturing in collaboration with JAC
Manufacturing in collaboration with JAC

16.  Manufacturing in collaboration with JAC

Since 2016, the Group had been partnering with Jianghuai Automobile Group Ltd., or JAC, a major state-owned automobile manufacturer in China, for the joint manufacturing of the Group’s vehicles. Pursuant to a manufacturing cooperation agreement, the Group paid certain production fees to JAC. In December 2023, the Group and JAC entered into a series of asset transfer agreements, where the Group agreed to purchase and JAC agreed to sell certain production facilities with a total consideration of RMB3.6 billion, inclusive of tax. Following above transaction, the Group ceased manufacturing cooperation with JAC since early 2024 and the Group commenced independent manufacturing of all current vehicles models.Refer to Note 17 to the annual consolidated financial statement contained in the Company’s Annual Report on Form 20-F for the year ended December 31, 2024.

For the six months ended June 30, 2024 and 2025, the aggregate fees to JAC under the above collaboration arrangement were RMB166,475 and nil, respectively, and were included in cost of sales.